[owl graphic]

THE MONTGOMERY FUNDS(SM)

INSTITUTIONAL SERIES


EMERGING MARKETS PORTFOLIO

Semiannual Report

December 31, 1999


INVEST WISELY

I N V E S T M E N T   R E V I E W

Q: HOW DID THE PORTFOLIO PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1999?

A: We are pleased to report that a very strong fourth-quarter performance for the Portfolio resulted in a return of 27.84% for the period, versus a return of 18.98% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Q: WHAT FACTORS CONTRIBUTED TO THE PORTFOLIO'S SOLID PERFORMANCE?

A: The Portfolio's strong returns can be attributed to a combination of a favorable investment environment in the period and good market and stock selection on our part. Although profit taking and concern over the direction of U.S. interest rates reduced some of the earlier gains enjoyed by emerging markets investors in the third quarter of 1999, such concerns were pushed aside by the final three months of the year. A number of markets performed particularly well toward year end, including Turkey, Mexico, China/Hong Kong and Korea. The Turkish market benefited from the removal of Greek objections to that country's accession to the European Union. In Mexico the economy continued to show a strong recovery, helped by a rise in oil prices and robust growth across the border in the United States. China/Hong Kong and Korea also revised upward their estimates for economic growth, but the driving force behind these and other northern Asian markets during the quarter were the technology and telecommunications sectors.

The Portfolio was well positioned to benefit from an improving global economic outlook, such as the increase in demand for commodities, including platinum and pulp and paper. The decision to increase exposure to Mexico to a 13.6% weighting and to maintain our overweight position in Turkey in the final months of 1999 contributed greatly to the Portfolio's performance. A fourth-quarter reduction in the Portfolio's Indian holdings also proved positive. Following a strong third-quarter showing, India remained essentially flat through the end of the year. Portfolio returns also received a boost from our 16.98% weighting in telecommunications and technology, and particularly our Asian holdings, as investors took their lead from the United States and favored these issues above most others.


Q: WERE THERE ANY STOCKS THAT MADE A PARTICULARLY STRONG CONTRIBUTION TO PERFORMANCE?

A: Reflecting market trends, the Portfolio's technology holdings and Mexican telecom were undisputedly the strongest performers during the period. These included Grupo Financiero Banamex (1.15% of net assets as of 12/31/99), Egyptian Company for Mobile Services (2.93% of net assets as of 12/31/99), Korea Telecom (1.73% of net assets as of 12/31/99) and Satyam Computer (1.07% of net assets as of 12/31/99).

Banamex, a Mexican bank, benefited from a strengthening Mexican market, falling interest rates and positive sentiment toward the market. Egyptian Company for Mobile Services benefited from positive market sentiment and continued growth in its




    Montgomery
Institutional Series
EMERGING MARKETS PORTFOLIO
  Portfolio Highlights
     (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Josephine Jimenez, CFA .......................             Sr. Portfolio Manager
Frank Chiang .................................             Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Average annual total returns
for the period ended 12/31/99

 MONTGOMERY INSTITUTIONAL SERIES:
    EMERGING MARKETS PORTFOLIO
Since inception (12/17/93) ................................                0.47%
One year ..................................................               66.87%
Five years ................................................                2.23%

--------------------------------------------------------------------------------

MSCI EMERGING MARKETS FREE INDEX

Since 12/31/93 ........................................                    0.38%
One year ..............................................                   66.41%
Five years ............................................                    2.00%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Fund after 12/31/99 but that were effective on 12/31/99 or (ii) any purchases or redemptions of Fund shares completed after 12/31/99 that were effective on 12/31/99.


[GROWTH OF A $10,000 INVESTMENT CHART]

                      Instit Emerging Markets     MSCI Index
                      -----------------------     ----------
         Dec-93                         10154         10000
         Jan-94                         10036         10182
         Feb-94                          9632         10000
         Mar-94                          9010          9095
         Apr-94                          8994          8913
         May-94                          9284          9218
         Jun-94                          8742          8964
         Jul-94                          9272          9521
         Aug-94                         10282         10703
         Sep-94                         10416         10825
         Oct-94                         10384         10630
         Nov-94                          9798         10077
         Dec-94                          9215          9268
         Jan-95                          8200          8282
         Feb-95                          8226          8070
         Mar-95                          8172          8121
         Apr-95                          8320          8486
         May-95                          8874          8938
         Jun-95                          8924          8964
         Jul-95                          9179          9165
         Aug-95                          8822          8949
         Sep-95                          8752          8907
         Oct-95                          8466          8566
         Nov-95                          8240          8413
         Dec-95                          8558          8787
         Jan-96                          9155          9412
         Feb-96                          8964          9262
         Mar-96                          9105          9334
         Apr-96                          9593          9708
         May-96                          9753          9664
         Jun-96                          9830          9724
         Jul-96                          9229          9060
         Aug-96                          9503          9292
         Sep-96                          9583          9372
         Oct-96                          9383          9122
         Nov-96                          9581          9275
         Dec-96                          9675          9317
         Jan-97                         10460          9953
         Feb-97                         10818         10379
         Mar-97                         10567         10106
         Apr-97                         10575         10124
         May-97                         10972         10413
         Jun-97                         11838         10971
         Jul-97                         12238         11134
         Aug-97                         10980          9718
         Sep-97                         11386          9987
         Oct-97                          9428          8348
         Nov-97                          9114          8043
         Dec-97                          9485          8237
         Jan-98                          8437          7591
         Feb-98                          9009          8384
         Mar-98                          9256          8748
         Apr-98                          9388          8652
         May-98                          8192          7467
         Jun-98                          7333          6684
         Jul-98                          7683          6894
         Aug-98                          5385          4901
         Sep-98                          5597          5212
         Oct-98                          5955          5761
         Nov-98                          6468          6240
         Dec-98                          6166          6149
         Jan-99                          5989          6050
         Feb-99                          5840          6109
         Mar-99                          6638          6914
         Apr-99                          7394          7769
         May-99                          7233          7724
         Jun-99                          8049          8601
         Jul-99                          7864          8367
         Aug-99                          7884          8443
         Sep-99                          7611          8157
         Oct-99                          7862          8331
         Nov-99                          8749          9078
         Dec-99                         10290         10233

(1) The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

     Montgomery
  Institutional Series
EMERGING MARKETS PORTFOLIO
  Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
(as a percentage of total net assets)
Samsung Electronics Company ..........................................      4.7%
Telefonos de Mexico S.A., ADR ........................................      4.1%
Egyptian Company for Mobile Services .................................      2.9%
Vale do Rio Doce Ltd., Series A (F) ..................................      2.5%
Hon Hai Precision Industry ...........................................      2.5%
Pohang Iron & Steel Company, Ltd. ....................................      2.4%
Taiwan Semiconductor Manufacturing
Company Ltd. .........................................................      2.2%
Alpha Credit Bank ....................................................      2.0%
Tele Norte Leste Participacoes S.A. ..................................      1.8%
Korea Electric Power Corporation, ADR ................................      1.8%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
(as a percentage of total net assets)
Mexico ...............................................                     13.6%
Brazil ...............................................                     12.9%
Korea ................................................                     11.8%
India ................................................                     11.8%
Taiwan ...............................................                      8.7%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

subscriber base. Korea Telecom benefited from rapid growth of its subscriber base and its dominant position in the domestic wireless market. Satyam, a recently listed Indian information technology company, saw its valuation soar on the back of high demand for Asian technology issues.



Q: WERE THERE ANY DISAPPOINTMENTS?

A: Unfortunately, not all of our holdings lived up to expectations. Most of those that disappointed were listed on the Indian market, which, apart from technology issues, turned in a lackluster performance toward the end of the year due to Y2K worries and profit taking. Given the recently elected government's stronger-than-anticipated commitment to reform, however, and the positive outlook for the economy in 2000, we believe that this market is likely to revive and that our holdings may begin making a more positive contribution to performance.



Q: WHERE DO YOU BELIEVE THE BEST OPPORTUNITIES IN THE EMERGING MARKETS WILL BE IN THE NEW YEAR?

A: Moving into the New Year, we continue to see plenty of opportunities across the emerging markets. We believe that strong markets and reductions in interest rates have helped boost consumer confidence and may continue to stimulate growth in the year ahead. In addition, companies that withstood the 1997/98 crisis are now more robust and many have implemented restructuring that will make them more competitive in the long run.

In terms of individual country exposure, although we continue to like the prospects for Mexico, we are also becoming more optimistic about Brazil. We expect that the Brazilian economy is likely to see a recovery in 2000, and we believe that specific well-placed domestically oriented companies may begin to enjoy improving growth prospects. We also like China/Hong Kong, where, similar to Brazil, economic growth is beginning to accelerate, which may attract funds to certain sectors, such as property, that have recently been out of favor.

We are also very excited about some of the Asian technology companies, particularly DRAM chip manufacturers. Some semiconductor companies are currently experiencing impressive top-line growth, and we believe that this trend will continue. In view of this, we are currently overweighted in this sector. We will continue to seek out similarly attractive ideas and well-managed companies and through this strategy strive to add value to your Portfolio.

     Montgomery
  Institutional Series
EMERGING MARKETS PORTFOLIO
I  n  v  e  s  t  m  e  n  t  s


P O R T F O L I O   I N V E S T M E N T S
December 31, 1999 (Unaudited)

     Shares                                                       Value (Note 1)

COMMON STOCKS - 86.1%
ARGENTINA - 1.0%
         1       Cresud S.A. (Farming/Seeds/Milling)...........      $         1
    40,100       Telefonica de Argentina, ADR
                 (Other Telephone/Communication) ..............        1,238,087
                                                                      ----------
                                                                       1,238,088

BRAZIL - 4.3%
    24,500       Aracruz Celulose S.A., ADR (Paper) ...........          643,125
    69,800       Embratel Participacoes, ADR
                 (Other Telephone/Communication) ..............        1,902,050
    29,400       Tele Celular Sul Participacoes S.A., ADR
                 (Cellular Telephone) .........................          933,450
    18,800       Tele Centro Sul Participacoes S.A. ...........
                 (Other Telephone/Communication) ..............        1,706,100
     7,900       Vale do Rio Doce Ltd., Series A (F)
                 (Other Metals/Minerals) ......................          183,670
   142,956       Vale do Rio Doce Ltd., Series B (F)
                 (Other Metals/Minerals) ......................                1
                                                                      ----------
                                                                       5,368,396

CHILE - 0.7%
    49,200       Cia de Telecom Chile de S.A., ADR
                 (Other Telephone/Communication) ..............          897,900

CHINA/HONG KONG - 2.9%
    48,000       Cheung Kong (Holdings) Ltd.
                 (Real Estate) ................................          609,764
    13,100       China Telecom Ltd., ADR+
                 (Other Telephone/Communication) ..............        1,684,169
   926,000       Cosco Pacific Ltd. (Marine Transportation) ...          768,341
    42,000       HSBC Holdings PLC (Non-U.S. Banks) ...........          588,924
                                                                      ----------
                                                                       3,651,198

CZECH REPUBLIC - 0.7%
    23,050       Ceske Radiokomunikace, GDR+
                 (Other Telephone/Communication) ..............          841,325

EGYPT - 4.2%
    83,800       Al-Ahram Beverages Company, GDR+
                 (Alcoholic Beverages) ........................        1,650,860
    80,398       Egyptian Company for Mobile Services
                 (Cellular Telephone) .........................        3,684,100
                                                                      ----------
                                                                       5,334,960

GREECE - 2.8%
    31,855       Alpha Credit Bank (Non-U.S. Banks) ...........        2,496,867
    41,800       STET Hellenic Telecommunication S.A.,
                 ADR (Other Telephone/Communication) ..........          990,830
                                                                      ----------
                                                                       3,487,697

HUNGARY - 1.1%
    21,600       Mol Magyar Olaj-es Gazipari Rt., GDR
                 (Integrated Oil Companies) ...................          447,120

HUNGARY - CONTINUED
    16,780       OTP Bank Rt. (Non-U.S. Banks) ................       $  983,208
                                                                      ----------
                                                                       1,430,328

INDIA - 11.8%
        50       Bajaj Auto Ltd. (Motor Vehicles) .............              378
       200       BSES Ltd. (Non-U.S. Utilities) ...............              878
       414       Castrol (India) Ltd.
                 (Oil Refining/Marketing) .....................            2,904
    24,900       Dr. Reddy's Laboratories Ltd.
                 (Generic Drugs) ..............................          825,421
    35,000       Hindalco Industries Ltd.+ (Aluminum) .........          647,701
        50       Hindustan Lever Ltd.
                 (Package Goods/Cosmetics) ....................            2,586
   173,550       Hindustan Petroleum Corporation Ltd.
                 (Oil Refining/Marketing) .....................          730,107
   124,000       Housing Development and Finance
                 Corporation (Finance Companies) ..............          815,264
    67,200       ICICI Ltd., Sponsored ADR+
                 (Diversified Financial Services) .............          932,400
        56       Indian Hotels Company Ltd.
                 (Hotels/Resorts) .............................              408
     5,760       Infosys Technologies Ltd.
                 (Diversified Electronic Products) ............        1,922,152
       250       ITC Ltd. (Diversified Manufacture) ...........            3,822
   135,000       Larsen & Toubro Ltd.
                 (Construction/Agriculture
                 Equipment/Trucks) ............................        1,725,207
       600       Mahanagar Telephone Nigam Ltd.
                 (Other Telephone/Communication) ..............            2,662
     9,420       NIIT Ltd. (Computer Software) ................          717,988
       100       Oil & Natural Gas Corporation Ltd.
                 (Integrated Oil Companies) ...................              476
   320,000       Reliance Industries Ltd. (Textiles) ..........        1,719,173
    26,700       Satyam Computer (Computer Software) ..........        1,349,731
    55,000       Sri Adhikari Brothers Telephone Network
                 Ltd. (Broadcasting) ..........................        1,629,517
       150       State Bank of India (Non-U.S. Banks) .........              775
    74,000       Videsh Sanchar Nigam Ltd., GDR
                 (Other Telephone/Communication) ..............        1,820,400
                                                                      ----------
                                                                      14,849,950

INDONESIA - 0.5%
   511,000       PT Indofood Sukses Makmur Tbk
                 (Specialty Food/Candy) .......................          639,893
ISRAEL - 3.7%
   950,100       Bank Leumi Le-Israel (Non-U.S. Banks) ........        2,001,512
   127,820       Bezeq Israeli Telecommunication
                 Corporation Ltd.+
                 (Other Telephone/Communication) ..............          637,744

The accompanying notes are an integral part of these financial statements.

     Montgomery
  Institutional Series
EMERGING MARKETS PORTFOLIO
I  n  v  e  s  t  m  e  n  t  s

     Shares                                                       Value (Note 1)
COMMON STOCKS - CONTINUED
ISRAEL - CONTINUED
     2,400      Check Point Software Technologies Ltd.+
                (Computer Software) ............................      $  477,000
    18,000      ECI Telecom Ltd.
                (Telecommunications Equipment) .................         570,375
    12,500      NICE Systems Ltd., ADR+
                (Telecommunications Equipment) .................         616,016
     4,350      Orbotech Ltd.+
                (Electronic Production Equipment) ..............         337,941
                                                                      ----------
                                                                       4,640,588

KOREA - 11.8%
    73,418      Kookmin Bank (Non-U.S. Banks) ..................       1,150,894
   133,900      Korea Electric Power Corporation, ADR
                (Non-U.S. Utilities) ...........................       2,242,825
    13,800      Korea Telecom Corporation
                (Other Telephone/Communication) ................       2,175,429
    25,760      Pohang Iron & Steel Company, Ltd.
                (Steel/Iron Ore) ...............................       3,062,616
    25,516      Samsung Electronics Company
                (Diversified Electronic Products) ..............       5,977,328
        31      Samsung Electronics Ltd., GDR
                (Diversified Electronic Products) ..............           3,778
    24,400      Shinhan Bank Company, Ltd.
                (Non-U.S. Banks) ...............................         264,307
                                                                      ----------
                                                                      14,877,177

MALAYSIA - 1.9%
 1,576,000      Public Bank Berhad (Non-U.S. Banks) ............       1,376,908
   355,000      Tenaga Nasional Berhad
                (Non-U.S. Utilities) ...........................         915,514
   104,000      YTL Corporation Berhad
                (Engineering and Construction) .................         165,577
                                                                      ----------
                                                                       2,457,999

MEXICO - 13.6%
    53,800      Cemex S.A. de C.V., Sponsored ADR+
                (Building Materials) ...........................       1,499,675
   652,000      Cifra S.A. de C.V.+ (Other Specialty Stores) ...       1,306,751
   628,000      Controladora Comercial Mexicana S.A. de
                C.V. (Department Stores) .......................         841,308
   174,092      Corporacion Interamericana de
                Entretenimiento S.A., Series B+
                (Advertising) ..................................         695,082
    49,400      Fomento Economico Mexicano S.A. de
                C.V., ADR, Series B (Soft Drinks) ..............       2,198,300
   360,000      Grupo Financiero Banamex Accival S.A. de
                C.V.+ (Non-U.S. Banks) .........................       1,443,038
   416,000      Grupo Mexico S.A.
                (Other Metals/Minerals) ........................       2,060,253
    18,100      Grupo Televisa S.A., GDR+ (Broadcasting) .......       1,235,325
   198,000      Kimberly-Clark de Mexico S.A. de C.V.
                (Package Goods/Cosmetics) ......................         772,785
    45,500      Telefonos de Mexico S.A., ADR
                (Other Telephone/Communication) ................       5,118,750
                                                                      ----------
                                                                      17,171,267

MOROCCO - 0.0%
         2      Banque Marocaine du Commerce Exterieur,
                Series B (Non-U.S. Banks) ......................      $       43
PERU - 0.8%
    28,300      Compania de Minas Buenaventura S.A.,
                ADR, Series B (Precious Metals) ................         454,569
    18,700      Credicorp Ltd (Non-U.S. Banks) .................         224,400
    22,800      Telefonica del Peru S.A., ADR
                (Other Telephone/Communication) ................         304,950
                                                                      ----------
                                                                         983,919

PHILIPPINES - 0.6%
 1,708,000      Ayala Corporation
                (Multi-Sector Companies) .......................         497,990
   140,000      San Miguel Corporation, Class B
                (Alcoholic Beverages) ..........................         198,015
                                                                      ----------
                                                                         696,005

POLAND - 0.7%
    46,600      Elektrim Spolka Akcyjna S.A.+
                (Wholesale Distributors) .......................         462,056
    24,300      Prokom Software GDR, Series B
                (EDP Services) .................................         379,080
                                                                      ----------
                                                                         841,136

SOUTH AFRICA - 6.8%
   172,800      ABSA Group Ltd. (Finance Companies) ............         775,493
    40,000      Anglo American Platinum Corporation
                Ltd., Series B (Precious Metals) ...............       1,216,260
    11,300      AngloGold Ltd. (Precious Metals) ...............         581,720
    67,000      De Beers Centenary AG
                (Other Metals/Minerals) ........................       1,950,081
    13,900      Impala Platinum Holdings Ltd.
                (Precious Metals) ..............................         562,780
   545,000      Old Mutual PLC +
                (Diversified Financial Services) ...............       1,431,179
     5,337      Pepsi International Bottlers+ (Soft Drinks) ....          44,991
    86,400      Sappi Ltd. (Paper) .............................         854,166
   137,711      Sasol Ltd. (Coal Mining) .......................       1,162,147
                                                                      ----------
                                                                       8,578,817

TAIWAN - 8.7%
   505,260      Far East Textile Ltd., Series B (Textiles) .....       1,207,408
   424,800      Hon Hai Precision Industry+
                (Electronic Data Processing) ...................       3,167,220
   194,636      Synnex Technology International
                Corporation (Electronic Distributors) ..........       1,277,522
   526,988      Taiwan Semiconductor Manufacturing
                Company Ltd.
                (Electronic Production Equipment) ..............       2,804,110
   585,000      United Microelectronics Corporation, Ltd.+
                (Semiconductors) ...............................       2,087,621
   924,000      Yang Ming Marine Transport
                (Marine Transportation) ........................         444,556
                                                                      ----------
                                                                      10,988,437


   The accompanying notes are an integral part of these financial statements.

     Montgomery
  Institutional Series
EMERGING MARKETS PORTFOLIO
I  n  v  e  s  t  m  e  n  t  s

     Shares                                                       Value (Note 1)
COMMON STOCKS -  CONTINUED

THAILAND - 2.3%
2,449,000  National Finance Public Company, Ltd. (F)
           (Mutual Funds) . ................................         $ 1,089,095
  137,500  PTT Exploration and Production Public
           Company, Ltd. (F) (Oil & Gas Production) ........             846,940
  600,200  Thai Farmers Bank Public Company, Ltd.
           (F) (Non-U.S. Banks) ............................           1,003,919
                                                                    ------------
                                                                       2,939,954

TURKEY - 4.9%
12,386,000 Arcelik A.S.
           (Consumer Electronics/Appliances) ...............             810,662
44,000,000 Dogan Sirketler Grubu Holdings A.S.
           (Diversified Manufacture) .......................           1,297,935
39,500,000 Turkiye Is Bankasi, Class C
           (Non-U.S. Banks) ................................           1,893,437
71,985,332 Yapi Ve Kredi Bankasi S.A.
           (Non-U.S. Banks) ................................           2,222,998
                                                                    ------------
                                                                       6,225,032
VENEZUELA - 0.3%
    14,100 Compania Anonima Nacional
           Telefonos de Venezuela, ADR
           (Other Telephone/Communication) .................             347,212

TOTAL COMMON STOCKS
(Cost $71,939,832) .........................................         108,487,321
                                                                    ------------

PREFERRED STOCKS - 9.8%

BRAZIL - 8.6%
65,614,000 Cia Paranaense de Energi
           (Non-U.S. Utilities) ............................             635,619
 1,379,000 Itausa Investimentos Itau
           (Multi-Sector Companies) ........................           1,427,473
 5,500,000 Petroleo Brasileiro S.A.
           (Integrated Oil Companies) ......................           1,217,733
84,700,000 Tele Norte Leste Participacoes S.A.
           (Other Telephone/Communication) .................           2,273,983
         1 Telec do Rio Janeiro S.A.+
           (Other Telephone/Communication) .................                --
 1,291,545 Telecel-Comunicacoes Pessoais S.A.
           (Cellular Telephone) ............................             142,631
 2,037,860 Telesp Celular S.A., Series B
           (Cellular Telephone) ............................             161,314
   319,500 Usinas Sider-Urgicas de Minas Gerais,
           GDR Ltd. (F) (Steel/Iron Ore) ...................           1,733,241
   114,800 Vale do Rio Doce Ltd., Series A (F)+
           (Other Metals/Minerals) .........................           3,177,415
                                                                    ------------
                                                                      10,769,409

RUSSIA -- 1.2%
   126,000 LUKoil Company, ADR
           (Integrated Oil Companies) ......................           1,512,000

TOTAL PREFERRED STOCKS
(Cost $8,998,914) ..........................................          12,281,409
                                                                    ------------
TOTAL SECURITIES
(Cost $80,938,746) .........................................       $ 120,768,730
                                                                    ------------

Principal Amount

REPURCHASE AGREEMENTS - 1.1%
$ 1,330,000 Agreement with Greenwich Capital Markets,
            Tri-Party, 5.500% dated 12/31/99, to be
            repurchased at $1,330,601 on 01/03/00,
            collateralized by $1,356,626 market value of
            U.S. government and mortgage-backed
            securities, having various maturities and
            interest rates (Cost $1,330,000)................           1,330,000
                                                                    ------------

TOTAL INVESTMENTS - 97.0%
(Cost $82,268,746*).........................................         122,098,730

OTHER ASSETS AND LIABILITIES - 3.0%
(Net).......................................................           3,832,524
                                                                    ------------

NET ASSETS - 100.0%.........................................        $125,931,254
                                                                    ============

(*)   Aggregate cost for federal tax purposes.
(+)   Non-income-producing security.

ABBREVIATIONS

ADR     American Depositary Receipt
(F)     Foreign or Alien Shares
GDR     Global Depositary Receipt




The accompanying notes are an integral part of these financial statements.

         Montgomery
    Institutional Series
       STATEMENT OF
   ASSETS AND LIABILITIES
D e c e m b e r   3 1 ,   1 9 9 9
        (Unaudited)

ASSETS:                                                       EMERGING MARKETS PORTFOLIO
----------------------------------------------------------------------------------------
Investments in securities, at value (note 1)

    Securities ...........................................        $ 120,768,730
    Repurchase agreements ................................            1,330,000
                                                                  -------------
Total Investments                                                   122,098,730
Cash .....................................................              136,977
Foreign currency, at value (Cost $3,566,648) .............            3,635,474
Receivables:
    Expenses absorbed by Manager (note 2) ................              929,201
    Dividends ............................................              261,082
    Investment securities sold ...........................               96,003
    Interest .............................................                1,498
                                                                  -------------
Total Assets                                                        127,158,965
                                                                  -------------

LIABILITIES:
----------------------------------------------------------------------------------------
Payables:
    Management fees ......................................              804,610
    Custodian fee ........................................              215,918
    Investment securities purchased ......................              123,372
    Trustees' fees and expenses (note 2) .................                7,073
    Administration fees (note 2) .........................                4,413
    Accounting fees ......................................                2,885
    Transfer agency and servicing fees ...................                  664
    Other accrued liabilities and expenses ...............               68,776
                                                                  -------------
Total Liabilities                                                     1,227,711
Net Assets                                                        $ 125,931,254
Investments at identified cost ...........................        $  82,268,746


NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------
Accumulated net investment loss ..........................        $  (1,056,926)
Accumulated net realized loss on securities sold,
 forward foreign-currency exchange contracts,
 futures contracts and foreign-currency transactions .....          (68,057,882)
Net unrealized appreciation of investments,
 forward foreign-currency exchange contracts,
 foreign-currency transactions and other assets ..........           39,903,429
Shares of beneficial interest ............................               25,205
Additional paid-in capital ...............................          155,117,428
                                                                  -------------
Net Assets                                                        $ 125,931,254

NET ASSETS:
----------------------------------------------------------------------------------------
Net Assets ...............................................        $ 125,931,254
Number of Fund shares outstanding ........................            2,520,500
Net asset value, offering and redemption
 price per share outstanding .............................        $       49.96
                                                                  -------------
Maximum offering price per share (Note 4)
 ($49.96/.9925) (based on maximum investment
 expense reimbursement fee of 0.75% of the
 offering price) .........................................        $       50.34
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

     Montgomery
  Institutional Series
 STATEMENTS OF OPERATIONS
Six Months Ended December 31, 1999
               (Unaudited)

NET INVESTMENT INCOME:                                          EMERGING MARKETS PORTFOLIO
------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $16,724) .....      $    554,795
Interest ....................................................            36,473
Securities lending income (note 4) ..........................             5,641
                                                                   ------------
Total Income                                                            596,909
                                                                   ------------

EXPENSES:

Management fee (note 2) .....................................           889,717
Custodian fees ..............................................           210,252
Accounting expenses .........................................            31,510
Legal and audit fees ........................................            29,133
Administration fee (note 2) .................................            26,058
Tax expense .................................................            13,555
Trustees' fees (note 2) .....................................             6,621
Interest expense ............................................             5,157
Transfer agency and servicing fees ..........................             2,790
Registration fees ...........................................             2,619
Printing fees ...............................................             1,538
Other .......................................................            24,768
                                                                   ------------
Total Expenses                                                        1,243,718
Fees deferred and/or expenses absorbed by Manager (note 2) ..          (581,682)
                                                                   ------------
Net Expenses                                                            662,036
                                                                   ------------
NET INVESTMENT LOSS                                                     (65,127)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
    Securities transactions .................................         4,922,588
    Foreign-currency transactions and other assets ..........          (349,588)
                                                                   ------------
Net Realized Gain on Investments                                      4,573,000

Net change in unrealized appreciation/(depreciation) of:
    Securities ..............................................        22,477,838
    Foreign-currency transactions and other assets ..........            81,862
    Forward foreign-currency exchange contracts .............            68,826
                                                                   ------------
Net Change in Unrealized Appreciation of Investments                 22,628,526
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      27,201,526
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 27,136,399
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

   Montgomery
Institutional Series
    STATEMENTS OF
CHANGES IN NET ASSETS


                                                                              EMERGING MARKETS PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                           Six Months
                                                                             Ended
                                                                            12/31/99            Year Ended
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                         (Unaudited)          06/30/99
-----------------------------------------------------------------------------------------------------------
Net investment income/(loss) ......................................      $     (65,127)      $   1,121,834
Net realized gain/(loss) on securities, forward foreign-currency exchange contracts, futures contracts and foreign-currency
 transactions and other assets during the period ..................          4,573,000         (43,102,142)
Net unrealized appreciation of securities, forward
 foreign-currency exchange contracts, foreign-currency transactions
 and other assets during the period ...............................         22,628,526          48,228,963
                                                                          -------------      --------------
Net Increase in Net Assets Resulting from Operations                        27,136,399           6,248,655
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders in excess of net investment income ..               --               (12,952)

BENEFICIAL INTEREST TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------
Net decrease from beneficial interest transactions (note 4) .......         (4,866,040)       (100,152,917)
                                                                          -------------      --------------
Net Increase/(Decrease) in Net Assets                                       22,270,359         (93,917,214)


NET ASSETS:
-----------------------------------------------------------------------------------------------------------
Beginning of Period ...............................................        103,660,895         197,578,109
End of Period                                                            $ 125,931,254       $ 103,660,895
Accumulated Net Investment Loss                                          $  (1,056,926)      $    (991,799)

The accompanying notes are an integral part of these financial statements.

      Montgomery
 Institutional Series
 FINANCIAL HIGHLIGHTS


                                                                                                       EMERGING MARKETS PORTFOLIO

                                                                                                       Fiscal Year Ended June 30,
Selected Per-Share Data for the Year or Period Ended:                       12/31/99      ---------------------------------------
                                                                           (Unaudited)        1999             1998          1997

NET ASSET VALUE - BEGINNING OF PERIOD                                     $    39.05      $    35.61     $    58.52     $   49.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                   (0.05)           0.38           0.32          0.43
Net realized and unrealized gain/(loss) on investments                         10.96            3.06         (22.44)         9.46
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                       10.91            3.44         (22.12)         9.89
------------------------------------------------------------------------------------------------------------------------------------
Effect of redemption expense reimbursement fee                                   --              --             --           0.02
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                             --              --          (0.64)         (0.48)
Dividends in excess of net investment income                                     --            (0.00)(#)        --            --
Distributions from net realized capital gains                                    --              --          (0.15)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              --            (0.00)(#)     (0.79)         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                           $    49.96      $    39.05     $   35.61     $    58.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(*)                                                                27.84%           9.75%       (38.05)%        20.45%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                         $  125,931      $  103,661     $ 197,578     $  334,181
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                    (0.12)%(+)       0.79%         0.96%          0.86%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager           $    (0.13)     $    (0.11)    $    0.03     $     0.26
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          130%            115%          104%            85%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                1.27%(+)        1.45%         1.25%          1.26%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest
   and tax expense                                                              2.38%(+)        2.42%         1.66%          1.61%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                1.25%(+)        1.25%         1.25%          1.26%



Selected Per-Share Data for the Year or Period Ended:
                                                                                  1996           1995++

NET ASSET VALUE - BEGINNING OF PERIOD                                       $    44.61     $    43.71
-------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                      0.50           0.13
Net realized and unrealized gain/(loss) on investments                            3.93           0.67
-------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                          4.43           0.80
-------------------------------------------------------------------------------------------------------
Effect of redemption expense reimbursement fee                                    0.09           0.11
-------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                             (0.04)         (0.01)
Dividends in excess of net investment income                                       --             --
Distributions from net realized capital gains                                      --             --
-------------------------------------------------------------------------------------------------------
Total distributions                                                              (0.04)         (0.01)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                             $    49.09     $    44.61
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(*)                                                                  10.14%          2.09%
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                           $  270,878     $  186,666
-------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                       1.16%          0.29%
-------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager             $     0.33     $    (0.05)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             88%           101%
-------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                  1.29%          1.40%
-------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest
   and tax expense                                                                1.70%          1.79%
-------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                  1.29%          1.40%


(*) Total return represents aggregate total return for the periods indicated.

(+)      Annualized.

(++) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

(#)      Amount represents less than $0.01 per share.




The accompanying notes are an integral part of these financial statements.

    The Montgomery
       Funds II
         NOTES
to Financial Statements
      (Unaudited)

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. As of December 31, 1999, the Trust had five publicly offered series: Montgomery Balanced Fund (formerly Montgomery U.S. Asset Allocation Fund), Montgomery Global Long-Short Fund, Montgomery Institutional Series: Emerging Markets Focus Portfolio, Montgomery Institutional
Series: Emerging Markets Portfolio and Montgomery Institutional Series:
International Growth Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to the Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund"). The financial statements for the other Funds in the Trust have been presented under separate covers.

1. SIGNIFICANT ACCOUNTING POLICIES:
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION
Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities, during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

c. FOREIGN CURRENCY
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. FORWARD FOREIGN-CURRENCY EXCHANGE CONTRACTS
The Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Realized and unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain/(loss) from foreign-currency-related transactions.

     The Montgomery
       Funds II
         NOTES
to Financial Statements
      (Unaudited)

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

e. DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income of the Fund are declared and paid annually. Distributions of any short-term capital gains earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

g. FEDERAL INCOME TAXES
The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income and excise taxes. Therefore no federal income-tax or excise-tax provision has been provided.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which it invests.

h. EXPENSES
General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
a. Montgomery Asset Management, LLC, is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of Rule 12b-1 fees, interest expense, extraordinary expenses and taxes, at or below 1.25% of the Fund's average net assets. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term, extendable for one year at the end of each fiscal year.

As compensation the Fund has accrued a monthly management fee (accrued daily) based on the average daily net assets of the Fund. The contractual management fee annual rate was 1.05%. The effective management fee annual rate including current-year accrued fees and recoupment of prior-year deferral, but not including the effect of current-year fee deferral or expense absorption; and management fee annual rate including the effects of fees reduced were 1.70% and 0.59%, respectively.

The Manager recouped previously deferred fees and/or absorbed expenses during the six months ended December 31, 1999, of $308,034. This amount has been included with current annual management fees in the Statement of Operations and are part of the effective management fee shown.

For the six months ended December 31, 1999, the Manager has deferred fees of $581,682 and has deferred fees and/or absorbed expenses subject to recoupment totaling $1,722,706.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee (accrued daily) at an annual rate of 0.05% of average daily net assets.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee

     The Montgomery
        Funds II
          NOTES
 to Financial Statements
      (Unaudited)

totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all Trusts advised by the Manager ($15,000 of which will be allocated to The Montgomery Funds II).

3. SECURITIES TRANSACTIONS:
a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1999, were $12,320,382 and $17,641,507, respectively.

b. At December 31, 1999, cost for federal income-tax purposes was $82,268,746, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $41,563,113 and $1,733,129, respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1999, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate funds borrowed do not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six months ended December 31, 1999, borrowings under this agreement were as follows:

Amount Outstanding        Average Amount          Maximum               Average                                Average Debt
    at 12/31/99             Outstanding        Debt Outstanding       Interest Rate      Average Shares         per Share
---------------------------------------------------------------------------------------------------------------------------
          --                 $176,630             $5,000,000             5.78%              2,600,869               $0.07

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:


                                                           Six Months Ended 12/31/99                      Year Ended 6/30/99

                                                           Shares              Dollars               Shares               Dollars
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                        6,590         $   1,018,804               111,839         $   3,452,857
Issued as reinvestment of dividends                          --                    --                     300                 8,857
Redeemed                                                 (140,806)           (5,884,844)           (3,006,528)         (103,614,631)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                  (134,216)        $  (4,866,040)           (2,894,389)        $(100,152,917)
------------------------------------------------------------------------------------------------------------------------------------

To the extent consistent with certain tax requirements, investment expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amounts above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund.

5. FOREIGN SECURITIES:

The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments.

These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At December 31, 1999, the Fund had available for federal tax purposes unused capital losses as follows:

               Expiring in 2006           Expiring in 2007
               -------------------------------------------
                 $17,750,209                $41,909,046

Under current tax law, net capital and currency losses realized after October 31, 1998, may be deferred and treated as occurring on the first day of the following fiscal year ended June 30, 1999. The Fund elected to defer losses totaling $12,920,359 occurring between November 1, 1998, and June 30, 1999. No losses deferred in prior years were utilized during the current fiscal year.

                                 [OWL GRAPHIC]
                                 Invest wisely
                            The Montgomery Funds(SM)
                             101 California Street
                          San Francisco, CA 94111-9361

                              800.572.FUND [3863]

                            www.montgomeryasset.com